Summary of Principal Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Summary of Principal Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries	The revenues, net loss and cash flows for the year of 2022 represented the amounts of Q&K HK and Q&K Investment Consulting for the period from dates of equity transfer through September 30, 2022, the amounts of Q&K E-Commerce for the year ended September 30, 2022 and the amounts of the subsidiaries of Q&K E-Commerce for the period from October 1, 2021 through the dates of deconsolidation.
	As of September 30,
	2021	2022
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	10,982	62	9
Restricted cash	2,893	—	—
Accounts receivable	370	—	—
Prepaid rent and deposit	571	—	—
Advances to suppliers	5,323	6,131	862
Other current assets	97,978	2,572	362
Property and equipment, net	38,940	—	—
Intangible assets, net	539	—	—
Other assets	108	98	14
Total assets	157,704	8,863	1,247

LIABILITIES
Accounts payable	281,458	34	5
Deferred revenue	1,125	16	2
Short-term debt	256,773	13,000	1,828
Rental instalment loans	33	—	—
Deposits from tenants	1,422	—	—
Accrued expenses and other current liabilities	875,572	67,908	9,547
Long-term debt	201,041	—	—
Total liabilities	1,617,424	80,958	11,382

	For the years ended September 30,
	2020	2021	2022
	RMB	RMB	RMB	USD
Net revenues	965,093	173,921	1,635	230
Net loss	(1,491,565)	(375,470)	(43,940)	(6,177)
	For the years ended September 30,
	2020	2021	2022
	RMB	RMB	RMB	USD
Net cash provided by (used in) operating activities	72,293	(108,705)	(16,087)	(2,261)
Net cash used in investing activities	(99,172)	—	(217)	(31)
Net cash (used in) provided by financing activities	(95,948)	98,466	2,267	319

Schedule of Expected Useful Lives of Property and Equipment, Net	The expected useful lives are as follows:
Property and equipment	Useful lives
Furniture, fixtures and equipment	3 years
Motor vehicles	4 years

Schedule of Estimated Useful Lives of Intangible Asset	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:
Intangible assets	Useful lives
Apartment rental contracts	Shorter of the lease term or 8 years
Trademarks	8 years
Software	10 years

Schedule of Fair Value of Fnancial Assets and Liabilities Accounted for at Fair Value on a Recurring Basis	The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2021 and 2022:
			Fair Value Measurements at Reporting Date Using
	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year Ended September 30, RMB
As of September 30, 2021	Contingent liabilities for payable for asset acquisition	164,254	164,254	—	—	—
As of September 30, 2022	Contingent liabilities for payable for asset acquisition	165,033	165,033	—	—	—

Schedule of Assets Measured at Fair Value on a Non-Recurring Basis	The following table presents the Group’s assets measured at fair value on a non-recurring basis as of September 30, 2021 and 2022:
			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year Ended September 30, RMB
2021	Property and equipment	—	—	—	—	199,575
2021	Apartment rental agreements	75,883	—	—	75,883	—
2022	Apartment rental agreements	13,475	—	—	13,475	29,550
2021	Trademarks	76,038	—	—	76,038	—
2022	Trademarks	—	—	—	—	70,606

Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries	The revenues, net loss and cash flows for the six months ended March 31, 2023 represented the amounts of VIE entities for the six months ended March 31, 2023.
	As of September 30,	As of March 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	62	63	9
Advances to suppliers	6,131	6,136	893
Other current assets	2,572	2,572	375
Other assets	98	98	14
Total assets	8,863	8,869	1,291

LIABILITIES
Accounts payable	34	34	5
Deferred revenue	16	16	2
Short-term debt	13,000	13,000	1,893
Accrued expenses and other current liabilities	67,908	68,124	9,920
Total liabilities	80,958	81,174	11,820
	For the Six Months Ended March 31,
	2022	2023
	RMB	RMB	USD
Net revenues	1,621	—	—
Net loss	(41,909)	(221)	(32)
Net cash used in operating activities	(10,773)	1	0
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—